other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2019	Jan. 01, 2019	Dec. 31, 2018
other long-term liabilities
Contract liabilities	$ 65		$ 78
Other	8		7
Deferred revenues	73		85
Pension benefit liabilities	408		446
Other post-employment benefit liabilities	47		45
Restricted share unit and deferred share unit liabilities	85		63
Derivative liabilities	94		6
Other	17		71
Subtotal	724		716
Deferred customer activation and connection fees	14		15
Other long-term liabilities	$ 738	$ 681	$ 731